LORD ABBETT MUNICIPAL INCOME FUND, INC.

Lord Abbett California Tax Free Fund

Lord Abbett High Yield Municipal Bond Fund

Lord Abbett National Tax Free Fund

Lord Abbett New Jersey Tax Free Fund

Lord Abbett New York Tax Free Fund

Supplement dated December 28, 2010

to the Statement of Additional Information dated February 1, 2010

Lord Abbett AMT Free Municipal Bond Fund

Supplement dated December 28, 2010 to the

Statement of Additional Information dated October 26, 2010

The Statement of Additional Information dated February 1, 2010 has been supplemented to reflect the changes described below for the following Funds:

1.	The following replaces the row of the table regarding Peter Scott Smith in the subsection titled “Management of the Funds – Officers” in the Statement of Additional Information:

Name and Year of Birth	Current Positions with the Company	Length of Service of Current Position	Principal Occupation During Past Five Years
Daphne Carr (1982)	Vice President	Elected in 2010	Portfolio Manager, joined Lord Abbett in 2004.
Philip B. Herman (1977)	Vice President	Elected in 2010	Portfolio Manager, joined Lord Abbett in 2007 and was formerly a Portfolio Manager at Neuberger Berman (2004-2007).

2.	The following replaces the first and second paragraphs and the table in the subsection titled “Investment Advisory and Other Services – Portfolio Managers” in the Statement of Additional Information:

As stated in the prospectus, each Fund is managed by an experienced portfolio manager or a team of experienced portfolio managers responsible for investment decisions together with a team of research analysts who provide company, industry, sector and macroeconomic research and analysis.

Mr. Solender is primarily responsible for the day-to-day management of the High Yield Municipal Bond Fund and National Tax Free Fund. Mr. Solender and Ms. Car are jointly and primarily responsible for the day-to-day management of the California Tax Free Fund. Messrs. Solender and Herman are jointly and primarily responsible for the day-to-day management of the New Jersey Tax Free Fund and New York Tax Free Fund. Messrs. Solender and Vande Velde are jointly and primarily responsible for the day-to-day management of the Short Duration Tax Free Fund and Intermediate Tax Free Fund.

Other Accounts Managed (# and Total Net Assets+)*
Fund	Name	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Short Duration Tax Free Fund	Daniel S. Solender	11/$4,935.8	0 /0	7,647/$6,420.3
	Daniel T. Vande Velde	6/$1,831.0	0 /0	0 /0
Intermediate Fund	Daniel S. Solender	11/$4,680.2	0 /0	7,647/$6,420.3
	Daniel T. Vande Velde	6/$1,575.5	0 /0	0 /0
National Fund	Daniel S. Solender	11/$4,691.2	0 /0	7,647/$6,420.3
High Yield Municipal Bond Fund	Daniel S. Solender	11/$4,223.3	0 /0	7,647/$6,420.3
California Fund	Daniel S. Solender	11/$5,565.4	0 /0	7,647/$6,420.3
	Daphne Car[1]	0 /$0	0 /0	0 /$0
New Jersey Fund	Daniel S. Solender	11/$5,630.2	0 /0	7,647/$6,420.3
	Philip B. Herman[1]	0 /$0	0 /0	0 /$0
New York Fund	Daniel S. Solender	11/$5,488.4	0 /0	7,647/$6,420.3
	Philip B. Herman[1]	0 /$0	0 /0	0 /$0

+       Total net assets are in millions.

*       Included in the number of accounts and total net assets are 0 accounts with respect to which the management fee is based on the performance of the account.

[1]        The amounts shown are as of December 21, 2010.

3.	The following replaces the table in the subsection titled “Investment Advisory and Other Services – Holdings of Portfolio Managers” in the Statement of Additional Information:

Dollar Range of Shares in the Funds
Fund	Name	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Short Duration Tax Free Fund	Daniel S. Solender			X
	Daniel T. Vande Velde	X
Intermediate Fund	Daniel S. Solender	X
	Daniel T. Vande Velde	X
National Fund	Daniel S. Solender	X
High Yield Municipal Bond Fund	Daniel S. Solender			X
California Fund	Daniel S. Solender	X
	Daphne Car	X
New Jersey Fund	Daniel S. Solender		X
	Philip B. Herman	X
New York Fund	Daniel S. Solender	X
	Philip B. Herman	X

The Statement of Additional Information dated October 26, 2010 has been supplemented to reflect the changes described below for the AMT Free Municipal Bond Fund:

1.	The subsections titled “Management of the Funds – Officers” and “Investment Advisory and Other Services – Holdings of Portfolio Managers” in the Statement of Additional Information have been updated to reflect that Peter Scott Smith no longer is a member of the investment team.

Please retain this document for your future reference.

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